Schedule I - Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2020
Condensed Financial Information of Parent [Abstract]
Condensed Financial Information of Parent
Schedule I — Condensed financial information of parent

Fly Leasing Limited
Condensed Balance Sheets

AS OF DECEMBER 31, 2020 AND 2019
(Dollars in thousands)

	December 31,
	2020	2019
Assets
Cash and cash equivalents	$75,877	$229,431
Notes receivable from subsidiaries	519,658	440,801
Investments in subsidiaries	1,040,079	1,197,465
Deferred tax asset, net	—	145
Other assets, net	5,656	19,553
Total assets	$1,641,270	$1,887,395
Liabilities
Payable to related parties	$647	$823
Payable to subsidiaries, net	544,749	256,473
Unsecured borrowings, net	296,876	734,053
Accrued and other liabilities	10,002	17,769
Total liabilities	852,274	1,009,118
Shareholders’ equity	788,996	878,277
Total liabilities and shareholders’ equity	$1,641,270	$1,887,395

These condensed financial statements should be read in conjunction with the notes to consolidated financial statements.

Fly Leasing Limited
Condensed Statements of Income (Loss)

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018
(Dollars in thousands, except per share data)

	Years ended
	2020	2019	2018
Revenues
Equity earnings (loss) from subsidiaries	$(67,122)	$219,720	$90,175
Intercompany management fee income	14,042	16,452	16,844
Intercompany interest income	48,847	33,290	25,740
Interest and other income	1,727	8,783	1,018
Total revenues	(2,506)	278,245	133,777
Expense
Interest expense	36,431	38,211	38,211
Selling, general and administrative	14,105	14,102	12,314
Gain on derivatives	—	—	(1,798)
Fair value loss on marketable securities	13,025	—	—
Loss on modification and extinguishment of debt	1,013	—	—
Total expenses	64,574	52,313	48,727
Net income (loss) before provision (benefit) for income taxes	(67,080)	225,932	85,050
Provision (benefit) for income taxes	345	55	(673)
Net income (loss)	$(67,425)	$225,877	$85,723
Weighted average number of shares:
Basic	30,551,873	31,607,781	29,744,083
Diluted	30,551,873	31,715,469	29,783,904
Earnings (loss) per share:
Basic	$(2.21)	$7.15	$2.88
Diluted	$(2.21)	$7.12	$2.88

These condensed financial statements should be read in conjunction with the notes to consolidated financial statements.

Schedule I — Condensed financial information of parent

Fly Leasing Limited
Condensed Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018
(Dollars in thousands)

	Years ended
	2020	2019	2018
Cash Flows from Operating Activities
Net income (loss)	$(67,425)	$225,877	$85,723
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Equity earnings (loss) from subsidiaries	67,122	(219,720)	(90,175)
Deferred income taxes	145	(3,793)	(673)
Fair value loss on marketable securities	13,025	—	—
Amortization of debt discount and other	1,666	1,742	1,742
Loss on modification and extinguishment of debt	1,013	—	—
Other	28	10	2,185
Changes in operating assets and liabilities:
Payable to subsidiaries	242,991	240,470	(104,303)
Other assets	172	(2,305)	(709)
Payable to related parties	(176)	94	506
Accrued and other liabilities	(7,716)	3,605	(477)
Net cash flows provided by (used in) operating activities	250,845	245,980	(106,181)
Cash Flows from Investing Activities
Capital contributions to subsidiaries	(14,587)	(46,601)	(8,986)
Distributions received from subsidiaries	353	—	25,792
Advances of notes receivable to subsidiaries	(189,761)	(271,084)	(265,311)
Repayment of notes receivable from subsidiaries	110,903	297,013	223,925
Purchase of marketable securities	—	(10,481)	(5,747)
Advances to subsidiaries, net	(1,344)	—	—
Other	625	4,242	3,103
Net cash flows used in investing activities	(93,811)	(26,911)	(27,224)
Cash Flows from Financing Activities
Advances from subsidiaries, net	21,139	—	—
Repayment of unsecured borrowings	(325,000)	—	—
Debt modification and extinguishment costs	(210)	—	—
Shares issued	—	—	19,624
Shares repurchased	(6,517)	(32,871)	—
Net cash flows (used in) provided by financing activities	(310,588)	(32,871)	19,624
Net (decrease) increase in cash and cash equivalents	(153,554)	186,198	(113,781)
Cash and cash equivalents at beginning of year	229,431	43,233	157,014
Cash and cash equivalents at end of year	$75,877	$229,431	$43,233
Supplemental Disclosure:
Cash paid during the year for:
Interest	$39,139	$36,469	$36,425
Taxes	—	—	—

Noncash Activities:
Noncash investing activities:
Capital contribution to subsidiaries	52,112	142,246	7
Distributions from subsidiaries	80,671	213,312	3,386
Intercompany sale of subsidiaries	60,598	—	39,605

These condensed financial statements should be read in conjunction with the notes to consolidated financial statements.